As filed with the Securities and Exchange Commission on December 9, 1998

                                               Securities Act File No. 333-61277
                                        Investment Company Act File No. 811-8327

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


/ / Pre-Effective Amendment No.               /X/ Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)


                              --------------------

                     MERRILL LYNCH GLOBAL GROWTH FUND, INC.
             (Exact name of Registrant as specified in its charter)


                              --------------------

                                 (609) 282-2800
                        (Area code and telephone number)

                              --------------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of principal executive offices:
                     Number, street, city, state, zip code)

                              --------------------

                                  Arthur Zeikel
                     Merrill Lynch Global Growth Fund, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and address of agent for service)



                                         Copies to:

     Frank P. Bruno, Esq.                Michael J. Hennewinkel, Esq.
     Brown & Wood LLP                    Merrill Lynch Asset Management
     One World Trade Center              800 Scudders Mill Road
     New York, NY  10048-0557            Plainsboro, NJ 08536

                              --------------------

    Title of Securities to Be Registered: Common Stock, par value $.10 per share

          No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-32899) filed on September 22, 1998.

          This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                     PART C

                                OTHER INFORMATION



Item 15. Indemnification.

         Reference is made to Article V of Registrant's Amended and Restated Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

         Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

         In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

(1)(a)    --      Articles of Incorporation of the Registrant, dated August 4,
                  1997. (a)
(1)(b)    --      Articles Supplementary to Articles of Incorporation of the
                  Registrant, dated November 3, 1997. (b)
(2)       --      By-Laws of the Registrant. (c)
(3)       --      Not applicable.
(4)       --      Form of Agreement and Plan of Reorganization between the
                  Registrant and Merrill Lynch Global Holdings, Inc. (d)
(5)       --      Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
                  Incorporation, and the By-Laws of the Registrant. (e)
(6)(a)    --      Management Agreement between Registrant and Merrill Lynch
                  Asset Management, L.P. ("MLAM"), as amended. (f)
(6)(b)    --      Sub-Advisory Agreement between MLAM and Merrill Lynch Asset
                  Management U.K. Limited, dated September 9, 1997. (c)
(7)(a)    --      Class A Shares Distribution Agreement between the Registrant and the Merrill Lynch Funds Distributor, Inc. (now known as
                  Princeton Funds Distributor, Inc.) (the "Distributor"). (c)
(7)(b)    --      Class B Shares Distribution Agreement between the Registrant and the Distributor. (c)
(7)(c)    --      Class C Shares Distribution Agreement between Registrant and
                  Distributor. (c)
(7)(d)    --      Class D Shares Distribution Agreement between Registrant and
                  Distributor. (c).
(8)       --      None.
(9)       --      Custody Agreement between the Registrant and State Street Bank and Trust Company. (c)
(10)(a)   --      Class B Shares Distribution Plan and Class B Shares
                  Distribution Plan Sub-Agreement of the Registrant. (c)
(10)(b)   --      Class C Shares Distribution Plan and Class C Shares
                  Distribution Plan Sub-Agreement of the Registrant. (c)
(10)(c)   --      Class D Shares Distribution Plan and Class D Shares
                  Distribution Plan Sub-Agreement of the Registrant. (c)
(10)(d)   --      Merrill Lynch Select PricingSM System Plan pursuant to Rule
                  18f-3. (g)
(11)      --      Opinion and Consent of Brown & Wood LLP, counsel for the
                  Registrant. (f)
(12)      --      Private Letter Ruling from the Internal Revenue Service. (h)
(13)      --      Not applicable.
(14)(a)   --      Consent of Ernst & Young LLP, independent auditors for the
                  Registrant. (f)
(14)(b)   --      Consent of Ernst & Young LLP, independent auditors for Merrill
                  Lynch Global Holdings, Inc. (f)
(15)      --      Not applicable.
(16)      --      Power of Attorney. (i)
17(a)     --      Prospectus dated March 6, 1998, and Statement of Additional
                  Information dated March 6, 1998, of the Registrant. (j)
(17)(b)   --      Semi-Annual Report to Stockholders of the Registrant for the
                  period October 31, 1997 to February 28, 1998. (j)
(17)(c)   --      Prospectus dated March 5, 1998, and Statement of Additional
                  Information dated March 5, 1998, of Merrill Lynch Global
                  Holdings, Inc. (f)
(17)(d)   --      Semi-Annual Report to Stockholders of Merrill Lynch Global
                  Holdings, Inc. for the six months ended May 31, 1998. (j)

-----------------

   (a) Filed on August 5, 1997, as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 333-32899) under the Securities Act of 1933, as amended (the "Registration Statement").
   (b) Filed on March 6, 1998 as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.
   (c) Filed on September 10, 1997 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
   (d) Included as Exhibit I to the Proxy Statement and Prospectus contained in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-61277) (the "N-14 Registration Statement").
   (e) Reference is made to Articles IV, V (Sections 3, 5, 6 and 7), VI, VII and IX of the Registrant's Articles of Incorporation, as supplemented, filed as Exhibits 1(a) and 1(b) to the Registration Statement; and to Articles II, III (Sections 1, 3 5 and 6), VI, VIII, XIII and XIV of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.
   (f) Filed on September 22, 1998, as an Exhibit to Pre-Effective Amendment. No. 1 to the N-14 Registration Statement.
   (g) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996 relating to shares of Merrill Lynch New York Municipal Bond Fund Series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
   (h) Filed with this Post-Effective Amendment No. 1 to the N-14 Registration Statement.
   (i)    Included on the signature page of the N-14 Registration Statement.
   (j)    Filed on August 12, 1998, as an Exhibit to the N-14 Registration
          Statement.

Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for within a reasonable time after receipt of such ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 9th day of December, 1998.

                                     MERRILL LYNCH GLOBAL GROWTH FUND, INC.
                                                   (Registrant)


                                             /s/ GERALD M. RICHARD
                                   ---------------------------------------------
                                        (Gerald M. Richard, Treasurer)


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signatures                                       Title                                   Date
              ----------                                       -----                                   ----

            ARTHUR ZEIKEL*                     President (Principal Executive Officer)
---------------------------------------        and Director
           (Arthur Zeikel)

          GERALD M. RICHARD*                   Treasurer (Principal Financial and
---------------------------------------        Accounting Officer)
          Gerald M. Richard

            DONALD CECIL*                      Director
---------------------------------------
            (Donald Cecil)

           M. COLYER CRUM*                     Director
---------------------------------------
          (M. Colyer Crum)

           EDWARD H. MEYER*                    Director
---------------------------------------
          (Edward H. Meyer)

          JACK B. SUNDERLAND                   Director
---------------------------------------
         (Jack B. Sunderland)

          J. THOMAS TOUCHTON                   Director
---------------------------------------
         (J. Thomas Touchton)

            FRED G. WEISS                      Director
---------------------------------------
           (Fred G. Weiss)

*By: /s/ GERALD M. RICHARD                                                                             December 9, 1998
---------------------------------------
(Gerald M. Richard, Attorney-in-Fact)